SCHEDULE OF COMPANY AUDITORS FEES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total auditor’s remuneration	$ 165,314	$ 182,853	$ 158,195
PKF Littlejohn LLP [member]
IfrsStatementLineItems [Line Items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	134,020	133,887	125,701
Audit-related assurance services	31,294	22,400	25,140
Total auditor’s remuneration	165,314	156,287	150,841
Mazars LLP [member]
IfrsStatementLineItems [Line Items]
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements
Audit-related assurance services		26,566	7,354
Total auditor’s remuneration		$ 26,566	$ 7,354